Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou [Member] - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		9,753
Number of Shares, Granted		1,704
Number of Shares, Exercised		(4,515)
Number of Shares, Forfeited or expired		(497)
Number of Shares, Outstanding, Ending balance		6,445	9,753
Number of Shares, Vested and expected to vest thereafter, Ending balance		6,059
Number of Shares, Exercisable, Ending balance		798
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.462
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.399
Weighted Average Exercise Price, Forfeited or expired		0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.419	$ 0.462
Weighted Average Exercise Price, Vested and expected to vest thereafter, Ending balance		0.446
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		5 years 3 months 14 days	5 years 6 months 22 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		5 years 3 months 14 days	5 years 6 months 22 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest thereafter, Ending balance		5 years 1 month 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		7 years 1 month 24 days
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 31,137
Aggregate Intrinsic Value, Vested and expected to vest thereafter, Ending balance	[1]	29,109
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 4,188
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 5.25

[1]	The aggregate intrinsic value in the preceding table represents the difference between Sogou's closing price of $5.25 per Class A Ordinary Share on December 31, 2018 and the exercise price of the options.